Shareholder Report, Average Annual Return (Details)	12 Months Ended	22 Months Ended
	Jun. 30, 2026	Jun. 30, 2026
C000261120 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	16.37%
C000251456 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	34.81%	18.11%
Research Affiliates Cap Weighted U.S. Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	16.38%
Solactive GBS United States Large & Mid Cap USD Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	14.52%
Research Affiliates Deletions Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	34.93%	18.15%
Solactive GBS United States All Cap Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	23.05%
Research Affiliates Deletions Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		21.02%